Insurance business - Reconciliation of amounts included in other comprehensive income for financial assets measured at fair value through other comprehensive income – contracts measured under the modified retrospective approach (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets, beginning balance	$ 2,856,717
Related income tax	746	$ (2,348)	[1]	$ (644)	[1]
Financial assets, ending balance	2,948,360	2,856,717
Financial assets measured at fair value through other comprehensive income, category | Contracts under the modified retros- pective approach
Disclosure of financial assets [line items]
Financial assets, beginning balance	(973)	622
Net change in fair value	451	(2,099)
Net amount reclassified to profit or loss	(6)	(2)
Related income tax	(115)	543
Foreign exchange and other	(27)	(37)
Financial assets, ending balance	$ (670)	$ (973)		$ 622

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.